Acquisitions - Narrative (Details) $ in Millions			12 Months Ended
	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($) state	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 21, 2021 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 53.5	$ 47.8		$ 1.9
Agency and carrier relationships
Business Acquisition [Line Items]
Useful life			6 years 10 months 24 days
Convertible promissory note
Business Acquisition [Line Items]
Face amount				377.5	$ 7.0
Spinnaker Insurance Company (Spinnaker)
Business Acquisition [Line Items]
Percentage of equity interests acquired		100.00%
Number of states with ability to write commercial and personal line products and licensed property casualty carrier | state		50
Acquisition related costs				0.8
Consideration transferred		$ 90.5
Goodwill		32.5
Net liabilities		$ 47.4
First Connect Insurance Services
Business Acquisition [Line Items]
Acquisition related costs				0.1
Consideration transferred				24.4
Acquired intangibles assets				11.0
Goodwill				13.9
Net liabilities				$ 0.5
First Connect Insurance Services | Agency and carrier relationships
Business Acquisition [Line Items]
Useful life				8 years
First Connect Insurance Services | Convertible promissory note
Business Acquisition [Line Items]
Face amount				$ 12.5
Software Development and Engineering Consulting Firm
Business Acquisition [Line Items]
Acquisition related costs	$ 0.4
Consideration transferred	7.8
Acquired intangibles assets	0.6
Goodwill	5.3
Net working capital	2.0
Unrecognized compensation cost	$ 9.2
Unrecognized compensation cost, period for recognition	18 months